PREPAID EXPENSES AND OTHER LONG-TERM ASSETS	12 Months Ended
Dec. 31, 2024
Other Assets, Noncurrent Disclosure [Abstract]
PREPAID EXPENSES AND OTHER LONG-TERM ASSETS	PREPAID EXPENSES AND OTHER LONG-TERM ASSETS

	December 31,
	2024	2023
Deferred commission costs	$118,531	$129,687
Severance pay fund	11,972	11,808
Prepaid expenses	78,751	74,421
Other	3,258	3,416
	$212,512	$219,332